REVENUES (Tables)	12 Months Ended
Dec. 31, 2015
REVENUES [Abstract]
Schedule of Revenues by Product
	For the years ended December 31
	2013	2014	2015
	RMB	RMB	RMB
Sales of solar modules	6,660,317,517	9,155,395,954	15,086,256,789
Sales of silicon wafers	70,636,980	286,585,049	138,293,365
Sales of solar cells	184,203,072	200,643,639	215,048,296
Sales of silicon ingots	1,189,751	-	-
Sales of recovered silicon materials	14,559,658	11,272,636	5,201,794
Processing service fees	71,010,744	69,581,434	-
Solar system integration projects	201,056	11,209,600	3,660,748
Revenue from generated electricity	76,719,737	243,840,336	628,020,511
Total	7,078,838,515	9,978,528,648	16,076,481,503

Schedule of Revenues by Geographic Area
	For the years ended December 31
	2013	2014	2015
	RMB	RMB	RMB
Inside China (including Hong Kong and Taiwan)	3,461,295,473	4,357,362,571	6,231,071,128
Outside China
America	414,371,308	1,766,283,018	4,146,330,928
UK	227,654,714	1,266,982,317	839,243,321
Chile	4,601,077	580,383,748	1,018,522,680
Turkey	11,200,726	50,119,561	377,663,473
Thailand	28,028,698	65,578,638	328,505,810
South Africa	681,502,434	534,571,266	346,904,294
Japan	112,460,144	486,201,347	997,526,339
Rest of the world	2,137,723,941	871,046,182	1,790,713,530
Total	7,078,838,515	9,978,528,648	16,076,481,503